Average Annual Total Returns - Goldman Sachs Access Inflation Protected USD Bond ETF	Goldman Sachs Access Inflation Protected USD Bond ETF 1 Year	Goldman Sachs Access Inflation Protected USD Bond ETF Since Inception	Goldman Sachs Access Inflation Protected USD Bond ETF Inception Date	Goldman Sachs Access Inflation Protected USD Bond ETF Return After Taxes on Distributions 1 Year	Goldman Sachs Access Inflation Protected USD Bond ETF Return After Taxes on Distributions Since Inception	Goldman Sachs Access Inflation Protected USD Bond ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Goldman Sachs Access Inflation Protected USD Bond ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index (reflects no deduction for fees or expenses) 1 Year	FTSE Goldman Sachs Treasury Inflation Protected USD Bond Index (reflects no deduction for fees or expenses) Since Inception
Total	10.87%	8.27%	Oct. 02, 2018	10.39%	8.15%	6.42%	6.53%	11.00%	8.40%